STOCK BASED COMPENSATION (Details 3) - Restricted Stock [Member] - 2016 Stock Plan [Member] - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Restricted Stock [Roll Forward]
Outstanding at beginning	270,179	600,358
Vested	(270,179)	(315,179)
Forfeited		(15,000)
Outstanding at end		270,179
Restricted Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning	$ 4.53	$ 4.80
Vested	$ 4.53	4.79
Forfeited		9.78
Outstanding at end		$ 4.53